Income Taxes (Details 1) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Deferred income tax asset
Net income tax operating loss carry forward	$ 150,000	$ 985,290
Deferred tax allowance	(150,000)	(985,290)
Deferred income tax liability
Brand and License	1,716,120	1,716,120
Net deferred income tax liability	$ 1,716,120	$ 1,716,120